MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 77.2%
Aerospace & Defense - 3.3%
Lockheed Martin Corporation	14,000	$5,365,920
Auto Components - 1.7%
Tenneco, Inc. - Class A (a)	401,400	2,785,716
Biotechnology - 3.0%
Biogen, Inc. (a)	12,500	3,546,000
Gilead Sciences, Inc.	20,800	1,314,352
		4,860,352
Chemicals - 4.7%
Dow, Inc.	162,596	7,650,142
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	26,795	5,705,727
Health Care Providers & Services - 11.2%
CVS Health Corporation	76,500	4,467,600
McKesson Corporation	56,500	8,414,545
UnitedHealth Group, Inc.	17,357	5,411,392
		18,293,537
Household Durables - 9.0%
Lennar Corporation - Class A	60,100	4,908,968
Meritage Homes Corporation (a)	89,000	9,824,710
		14,733,678
IT Services - 2.3%
Alliance Data Systems Corporation	88,395	3,710,822
Machinery - 1.5%
Wabtec Corporation	39,799	2,462,762
Marine - 1.4%
Kirby Corp. (a)	61,000	2,206,370
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corporation (b)	208,000	2,100,800
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	90,700	5,468,303
Jazz Pharmaceuticals PLC (a)(b)	36,542	5,210,524
		10,678,827
Semiconductors & Semiconductor Equipment - 8.3%
Broadcom, Inc.	17,500	6,375,600
Microchip Technology, Inc.	69,800	7,172,648
		13,548,248
Software - 4.1%
Microsoft Corporation	31,775	6,683,236
Technology Hardware & Equipment - 3.1%
MasTec, Inc. (a)	118,100	4,983,820
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	56,410	6,532,842
Thrifts & Mortgage Finance - 2.5%
NMI Holdings, Inc. (a)	230,940	4,110,732
Trading Companies & Distributors - 5.8%
Rush Enterprises, Inc. - Class A	187,688	9,485,751
Total Common Stocks
(Cost $98,759,628)		125,899,282

EXCHANGE TRADED FUNDS - 8.3%
Alerian MLP	185,275	3,701,795
SPDR Gold Shares (a)	55,075	9,754,884
Total Exchange Traded Funds
(Cost $13,218,098)		13,456,679

RIGHTS - 0.1%
Bristol-Myers Squibb Co. (a)
Total Rights
(Cost $115,020)	54,000	121,500

SHORT-TERM INVESTMENT - 14.4%
First American Government Obligations Fund, 0.07% (c)
Total Short-Term Investment
(Cost $23,511,953)	23,511,953	23,511,953

TOTAL INVESTMENTS - 100.0%
(Cost $135,604,699)		162,989,414
Other Assets and Liabilities, Net - 0.0%		15,886
TOTAL NET ASSETS - 100.0%		$163,005,300

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate shown is the annualized seven day effective yield as of September 30, 2020.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$125,899,282	$-	$-	$125,899,282
Exchange Traded Funds	13,456,679	-	-	13,456,679
Rights	121,500	-	-	121,500
Short-Term Investments	23,511,953	-	-	23,511,953
Total Investments in Securities	$162,989,414	$-	$-	$162,989,414

Refer to the Schedule of Investments for further information on the classifications of investments.